As filed with the Securities and Exchange Commission on November 5, 2009
                                     Investment Company Act File Number 811-8654

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2009

Item 1: Report to Stockholders
--------------------------------------------------------------------------------
FLORIDA
DAILY MUNICIPAL                                                 600 FIFTH AVENUE
INCOME FUND                                                 NEW YORK, N.Y. 10020
                                                                  (212) 830-5200
================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

Recently, a number of proposals concerning the money market industry have been made in the interest of providing greater stability, including recommendations from the Investment Company Institute Money Market Working Group, the Group of 30 headed by Paul Volcker, and from the Federal Reserve Chairman Ben Bernanke. These actions were taken in advance of anticipated rule changes by the Securities and Exchange Commission, which were formally proposed for comments in July, 2009. As the money market industry grapples with the appropriateness and impact of these initiatives, rest assured that Reich & Tang Funds continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 35 years.

Sincerely,


/s/Michael P. Lydon
Michael P. Lydon
President
--------------------------------------------------------------------------------

================================================================================
FLORIDA DAILY MUNICIPAL INCOME FUND
EXPENSE CHART
FOR SIX MONTHS ENDED AUGUST 31, 2009
(UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------------------------------------------------
                                       Beginning Account    Ending Account       Expenses Paid          Annualized
            Class A shares                Value 3/1/09        Value 8/31/09    During the period *    Expense Ratio *
-------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,000.00             $4.44                0.88%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00           $1,020.77             $4.48                0.88%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
            Class B shares              Beginning Account    Ending Account       Expenses Paid          Annualized
                                          Value 3/1/09        Value 8/31/09    During the period *    Expense Ratio *
-------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,000.10             $4.44                0.88%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00           $1,020.77             $4.48                0.88%
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (March 1, 2009 through August 31, 2009), multiplied by 184/365 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Tax Exempt Commercial Paper (15.35%)
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000   City of Jacksonville, FL PCRB (Florida Power & Light Company)      09/08/09     0.45%  $ 1,000,000      P-1       A-1
 2,000,000   Hillsborough County Aviation Authority Airport Facilities - Series B
             LOC Landesbank Baden-Wurtemburg                                    09/03/09     0.60     2,000,000      P-1       A-1+
 1,500,000   School District of Palm Beach County, FL
             LOC Bank of America, N.A.                                          09/10/09     0.55     1,500,000      P-1       A-1
 1,000,000   Sunshine State Governmental Financing Commission - Series L
             LOC Dexia CLF                                                      09/16/09     0.80     1,000,000      P-1       A-1
----------                                                                                          ------------
 5,500,000   Total Tax Exempt Commercial Paper                                                        5,500,000
----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (6.14%)
------------------------------------------------------------------------------------------------------------------------------------
$2,200,000   Orange County, FL IDA Revenue Refunding Bond
             (Orlando-Hawaiian Motel Company Project) - Series 1985
             LOC US Bank, N.A.                                                  10/01/09     3.00%  $ 2,200,000      P-1       A-1+
----------                                                                                          ------------
 2,200,000   Total Tax Exempt General Obligation Notes & Bonds                                        2,200,000
----------                                                                                          ------------
Tax Exempt Variable Rate Demand Instruments (b) (78.45%)
------------------------------------------------------------------------------------------------------------------------------------
$  200,000   BB&T Municipal Trust Floater Certificates - Series 5000 DLL
             Relating to Custodial Receipts, Series 2008-1 DLL,
             Related to a Pool of Municipal Obligations
             LOC Rabobank Nederland                                             10/01/28     0.43%  $   200,000      VMIG-1
 1,750,000   Brevard County, FL Industrial Development Refunding RB
             (Pivotal Utility Holdings, Inc. Project) - Series 2005 (c)
             LOC Wells Fargo Bank, N.A.                                         10/01/24     0.43     1,750,000      VMIG-1
 1,000,000   Dade County IDA Exempt Facilities Refunding RB
             (Florida Power & Light Company Projects) - Series 1993             06/01/21     0.12     1,000,000      VMIG-1    A-1
 1,200,000   Florida Development Finance Corporation Enterprise Bond Program
             IDRB (Press Ex, Inc. Project) - Series 2007B (c)
             LOC Branch Banking & Trust Company                                 07/01/17     0.52     1,200,000      P-1       A-1
   900,000   Florida Housing Finance Agency Housing RB
             (Tiffany Club Apartments Project) - 1996 Series P (c)
             LOC Federal Home Loan Mortgage Corporation                         09/01/26     0.36       900,000      VMIG-1
 1,500,000   Florida Housing Finance Corporation Housing RB
             (Heritage Pointe Apartments) - 1999 Series I-1 (c)
             Collateralized by Federal National Mortgage Association            09/15/32     0.36     1,500,000                A-1+
   900,000   Florida Housing Finance Corporation Housing RB
             (Timberline Apartments) - Series 1999P (c)
             Collateralized by Federal National Mortgage Association            10/15/32     0.36       900,000                A-1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2009
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Tax Exempt Variable Rate Demand Instruments (b) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$1,135,000   Florida Housing Finance Corporation MMRB
             (Cutler Riverside Apartments) - 2008 Series I (c)
             LOC Federal Home Loan Mortgage Corporation                         06/01/48      0.36%  $ 1,135,000                A-1+
 1,280,000   Florida Housing Finance Corporation MMRRB
             (Lighthouse Bay Apartments) - 2002 Series N-1
             LOC Federal Home Loan Mortgage Corporation                         11/01/32      0.32     1,280,000                A-1+
 4,000,000   Miami-Dade County, FL IDA IDRB
             (Airbus Service Company, Inc. Project) - Series 1998A (c)
             LOC Calyon                                                         04/01/30      0.43     4,000,000                A-1+
 2,300,000   Miami-Dade County, FL IDA Solid Waste Disposal RB
             (Waste Management, Inc. of Florida Project) - Series 2007 (c)
             LOC JPMorgan Chase Bank, N.A.                                      09/01/27      0.45     2,300,000                A-1+
 3,000,000   Palm Beach County, FL RB Series 1995
             (Norton Gallery and School of Art, Inc. Project)
             LOC Northern Trust Company                                         05/01/25      0.49     3,000,000                A-1+
 2,700,000   Sarasota County, FL Continuing Care Retirement Community
             Refunding RB (The Glenridge on Palmer Ranch, Inc. Project)
             - Series 2006
             LOC Bank of Scotland                                               06/01/36      0.28     2,700,000      VMIG-1
 2,200,000   Tallahassee, FL IDRB
             (Rose Printing Company, Inc. Project) - Series 2000A (c)
             LOC Branch Banking & Trust Company                                 10/01/15      0.43     2,200,000      VMIG-1
 1,000,000   Town of Wood River, WI IDRB
             (Burnett Dairy Cooperative Project) - Series 2001A (c)
             LOC US Bank, N.A.                                                  07/01/16      0.67     1,000,000                A-1+
 1,750,000   Volusia County, FL IDA IDRB (Intellitec Project) - Series 2007A (c)
             LOC Bank of America, N.A.                                          10/01/37      0.60     1,750,000                A-1
 1,300,000   Washington State EDFA Economic Development, Series 1997-D RB
             (Mercer Island Partners Associates, LLC Project) Series 1997-D (c)
             LOC US Bank, N.A.                                                  06/01/27      0.62     1,300,000                A-1+
----------                                                                                          ------------
28,115,000   Total Tax Exempt Variable Rate Demand Instruments                                        28,115,000
----------                                                                                          ------------
             Total Investments (99.94%) (Cost $35,815,000+)                                           35,815,000
             Cash and Other Assets, Net of Liabilities (0.06%)                                            22,824
                                                                                                    ------------
             Net Assets (100.00%)                                                                   $ 35,837,824
                                                                                                    ============

+ Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)  Security subject to alternative minimum tax.

KEY:
     EDFA    =  Economic Development Finance Authority        MMRRB     =  Multi-Family Mortgage Revenue Refunding Bond
     IDA     =  Industrial Development Authority              MMRB      =  Multi-Family Mortgage Revenue Bond
     IDRB    =  Industrial Development Revenue Bond           PCRB      =  Pollution Control Revenue Bond
     LOC     =  Letter of Credit                              RB        =  Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (UNAUDITED)

---------------------------- ------------------------------- -----------------------------

          States                         Value                      % of Portfolio
---------------------------- ------------------------------- -----------------------------
Florida                              $   33,315,000                       93.02%
Washington                                1,300,000                        3.63
Wisconsin                                 1,000,000                        2.79
Various States                              200,000                        0.56
---------------------------- ------------------------------- -----------------------------
Total                                $   35,815,000                      100.00%
---------------------------- ------------------------------- -----------------------------

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY DATE (UNAUDITED)

---------------------------- ------------------------------- -----------------------------

  Securities Maturing in                 Value                      % of Portfolio
---------------------------- ------------------------------- -----------------------------
Less than 31 days                    $   33,615,000                       93.86%
31 through 60                             2,200,000                        6.14
61 through 90                                   -0-                         -0-
91 through 120                                  -0-                         -0-
121 through 180                                 -0-                         -0-
Over 180 days                                   -0-                         -0-
---------------------------- ------------------------------- -----------------------------
Total                                $   35,815,000                      100.00%
---------------------------- ------------------------------- -----------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2009

================================================================================

ASSETS:
  Investments in securities, at amortized cost (Note 1)......................................      $    35,815,000
  Cash.......................................................................................               46,161
  Accrued interest receivable................................................................               41,979
                                                                                                   ---------------
       Total assets..........................................................................           35,903,140
                                                                                                   ---------------
LIABILITIES:

  Payable to affiliates (Note 2).............................................................                8,434
  Accrued expenses...........................................................................               56,862
  Dividends payable..........................................................................                   20
                                                                                                   ---------------
       Total liabilities.....................................................................               65,316
                                                                                                   ---------------
  Net assets.................................................................................      $    35,837,824
                                                                                                   ===============
SOURCE OF NET ASSETS:

  Net capital paid in on shares of beneficial interest (Note 5)..............................      $    35,836,726
  Accumulated undistributed net realized gain................................................                1,098
                                                                                                   ---------------
  Net assets.................................................................................      $    35,837,824
                                                                                                   ===============

Net asset value, per share (Note 5):

  Class Name                                       Net Assets         Shares Outstanding         Net Asset Value
  Class A Shares............................       $29,228,131            29,225,819                  $1.00
  Class B Shares............................        $6,609,693             6,609,170                  $1.00




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2009

================================================================================

INVESTMENT INCOME
Income:
    Interest....................................................................$       1,121,478
                                                                                -----------------
Expenses: (Note 2)
    Investment management fee...................................................          280,757
    Administration fee..........................................................          147,398
    Shareholder servicing fee (Class A shares)..................................          125,648
    Custodian expenses..........................................................            7,119
    Shareholder servicing and related shareholder expenses+.....................           60,468
    Legal, compliance and filing fees...........................................           57,428
    Audit and accounting........................................................           83,788
    Trustees' fees and expenses.................................................           13,651
    Other.......................................................................           28,835
                                                                                -----------------
       Total expenses...........................................................          805,092
            Less: Fees waived (Note 2) .........................................         (108,986)
                                                                                -----------------
       Net expenses.............................................................          696,106
                                                                                -----------------
Net investment income...........................................................          425,372

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................            1,098
                                                                                -----------------
Increase in net assets from operations.......................................... $        426,470
                                                                                =================

+ Includes class specific transfer agency expenses after fee waivers of $20,264 and $8,057 for Class A and Class B shares, respectively.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2009 AND 2008

================================================================================

                                                                               2009                      2008
                                                                               ----                      ----
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income........................................     $         425,372          $       1,636,307
     Net realized gain (loss) on investments......................                 1,098                        745
                                                                       -----------------          -----------------
     Increase in net assets from operations.......................               426,470                  1,637,052
                                                                       -----------------          -----------------
Dividends to shareholders from net investment income*:
     Class A Shares...............................................              (267,185)                  (786,875)
     Class B Shares...............................................              (158,187)                  (849,432)
                                                                       -----------------          -----------------
     Total dividends to shareholders..............................              (425,372)                (1,636,307)
                                                                       -----------------          -----------------
Distributions to shareholders from realized gains on investments:
     Class A Shares...............................................                  (537)                       -0-
     Class B Shares...............................................                  (208)                       -0-
                                                                       -----------------          -----------------
     Total distributions to shareholders..........................                  (745)                       -0-
                                                                       -----------------          -----------------
Transactions in shares of beneficial interest (Note 5):
     Class A Shares...............................................           (16,786,915)                 7,302,245
     Class B Shares...............................................           (41,354,538)                11,124,874
                                                                       -----------------          -----------------
     Total capital share transactions.............................           (58,141,453)                18,427,119
                                                                       -----------------          -----------------
         Total increase (decrease)................................           (58,141,100)                18,427,864
Net assets:
     Beginning of year............................................            93,978,924                 75,551,060
                                                                       -----------------          -----------------
     End of year..................................................     $      35,837,824          $      93,978,924
                                                                       =================          =================
Undistributed net investment income...............................     $             -0-          $             -0-
                                                                       =================          =================

*   Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS


================================================================================

1. Summary of Accounting Policies

Florida Daily Municipal Income Fund, (the "Fund"), a Massachusetts Business Trust, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a short-term, tax-exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B shares.

On June 9, 2009, the Board of Trustees of the Fund determined to liquidate and dissolve the Fund, subject to approval by the Fund's shareholders at a meeting scheduled on or about November 9, 2009.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Securities Transactions and Investment Income -
     Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

     c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

     Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ( "FIN 48" ) management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

     d) Dividends and Distributions -
     Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     e) Accounting Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

1. Summary of Accounting Policies (continued)

     f) Representations and  Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     g) Allocation of Income and Expenses -
     The Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended August 31, 2009, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

     h) Risks -
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

     Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

     In a low interest rate environment, such as the environment that existed at August 31, 2009, Reich & Tang Asset Management, LLC (the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager equal to an annual rate of 0.40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to 0.25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of August 31, 2009, the amounts Payable to affiliates included in the Statement of Assets and Liabilities were as follows:

   Fee Type                    Affiliate                        Amount
   --------                    ---------                        ------
Management fee                 Manager                       $     6,995
Transfer Agency fees           Reich & Tang Services, Inc.
                               (the "TA")                          1,439
                                                             -----------
          Total                                              $     8,434
                                                             ===========

For the year ended August 31, 2009 the Manager, Distributor and TA voluntarily waived the following fees:

   Management fees .......................................   $    11,694
   Administration fees....................................        34,764
   Shareholder servicing fees - Class A...................        59,121
   Transfer agency fees - Class A.........................         2,096
   Transfer agency fees - Class B.........................         1,311
                                                             -----------
          Total                                              $   108,986
                                                             ===========

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions.

On June 9, 2009, the Board of Trustees approved an Expense Limitation Agreement by and among the Manager, the Distributor and the Fund, in order to cap the Fund's Class A and Class B total fund operating expenses at 1.29% and 1.04%, respectively. Pursuant to the Expense Limitation Agreement, the Manager and Distributor agreed to reimburse the Fund for expenses or waive fees in order to maintain the Expense Caps until the Fund is liquidated. If shareholders of the Fund do not approve the Plan of Liquidation and Dissolution, the Manager and Distributor may terminate the Expense Limitation Agreement. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional $13,800, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $9,200, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the New Jersey Daily Municipal Income Fund, Inc., and the Daily Income Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. For the year ended August 31, 2009 these fees after waivers amounted to:

                                                  Amount                %
                                                 -------                --
   Class A shares...........................     $23,033               0.05%
   Class B Shares...........................       8,654               0.04%
                                                 -------
   Total Transfer Agency Fees...............     $31,687
                                                 =======

As of August 31, 2009, no Directors or Officers had investments in the Fund.

3. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

   Purchases.......................................         $ 45,085,000
   Sales...........................................           49,430,000
   Gain/(Loss).....................................                  -0-

4. Compensating Balance Arrangement and Other Transactions

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity, the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon an agreed upon formula. Unless agreed otherwise, at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, are offset against the Fund's safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Capital Stock

At August 31, 2009, an unlimited number of shares of beneficial interest of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Year Ended                           Year Ended
                                                    August 31, 2009                       August 31, 2008
                                                    ---------------                       ---------------
Class A Shares                                Net Assets          Shares           Net Assets          Shares
--------------                              --------------   --------------       -------------    -------------
Sold......................................$    198,664,201      198,664,201      $  173,393,480      173,393,480
Issued on reinvestment of dividends.......         275,179          275,179             804,631          804,631
Redeemed..................................    (215,727,557)    (215,727,557)       (166,895,866)    (166,895,866)
Additional paid-in-capital*...............           1,262              -0-                 -0-              -0-
                                            --------------   --------------       -------------    -------------
Net increase (decrease)...................$    (16,786,915)     (16,788,177)     $    7,302,245        7,302,245
                                            ==============   ==============       =============    =============
Class B Shares
Sold......................................$     83,273,581       83,273,581      $  236,671,677      236,671,677
Issued on reinvestment of dividends.......         143,423          143,423             405,614          405,614
Redeemed..................................    (124,772,017)    (124,772,017)       (225,952,417)    (225,952,417)
Additional paid-in-capital*...............             475              -0-                 -0-              -0-
                                            --------------   --------------       -------------    -------------
Net increase (decrease)...................$    (41,354,538)     (41,355,013)     $   11,124,874       11,124,874
                                            ==============   ==============       =============    =============

* During the year ended August 31, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 94% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7. Tax Information

The tax character of distributions paid during the years ended August 31, 2009 and 2008 were as follows:

                                                             2009                 2008
                                                         -----------           -----------
     Tax-exempt income...............................     $ 425,372             $1,636,307
     Long-term capital gain..........................           745                    -0-

At August 31, 2009, the Fund had undistributed capital gains for income tax purposes of $1,098.

As of and  during  the  year  ended  August  31,  2009,  the Fund did not have a liability for any uncertain tax positions, and did not incur any interest or penalties. Each of the tax years in the four year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors, including, but not limited to an ongoing analysis of tax laws, regulations, and interpretations thereof.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

8. Tax Components of Net Assets

As of August 31, 2009, the components of net assets on a tax basis were as follows:

    Capital Stock....................................       $ 35,836,726
    Undistributed realized gain......................              1,098
                                                            ------------
    Net assets.......................................       $ 35,837,824
                                                            ============

9. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on September 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

9. Fair Value Measurements (continued)

The following table summarizes the inputs used to value the Fund's investments as of August 31, 2009:

                                              Quoted Prices in Active       Significant Other            Significant
                                               Markets for Identical           Observable               Unobservable
                                                      Assets                     Inputs                    Inputs
     Assets:                                        (Level 1)                  (Level 2)                 (Level 3)
     ------                                         ---------                  ---------                 ---------
Equity securities                               $              -0-         $             -0-          $             -0-
Debt securities issued by the U.S. Treasury
and other U.S. government corporation
and agencies                                                   -0-                       -0-                        -0-
Debt securities issued by states of the United
States and political subdivisions of the states                -0-                35,815,000                        -0-
Debt securities issued by foreign government                   -0-                       -0-                        -0-
Corporate debt securities                                      -0-                       -0-                        -0-
Mortgage-backed securities                                     -0-                       -0-                        -0-
Other debt securities                                          -0-                       -0-                        -0-
                                                ------------------         -----------------          -----------------
Total                                                          -0-                35,815,000                        -0-
                                                ------------------         -----------------          -----------------

For the year ended August 31, 2009, there were no Level 1 or 3 investments.

The Fund has adopted Financial Accounting Standards Board Standard No. FAS 157-4
- "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly" (FSP FAS 157-4).

10. Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 64,319,777. This expense was borne by the Fund.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provided coverage through April 30, 2009. The extension of the Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense was borne by the Fund.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provided coverage through September 18, 2009. The extension of the Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense was borne by the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

11. Subsequent Events

In accordance with the adoption of SFAS No. 165, "Subsequent Events", and in preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through October 29, 2009, the date the financial statements were issued. The following events have occurred or are scheduled to occur:

On September 18, 2009 the Treasury Guarantee Program expired without renewal.

Effective September 18, 2009, the Fund ceased sales of Fund shares to new investors. Current Fund investors may continue to purchase new shares.


On October 23, 2009, a notice and proxy statement was sent to Fund shareholders concerning a special meeting of shareholders to be held on or about November 9, 2009 at which shareholders are being asked to vote on the approval of the proposed liquidation and dissolution of the Fund. The proxy statement disclosed that as of October 15, 2009, Natixis Global Asset Management, LP ("NGAM") the parent company of the Fund's Manager, owned 55.90% interest in the Fund and anticipates voting in favor of the liquidation and dissolution. As the majority shareholder of the Fund, NGAM's vote will determine the outcome of the proposal.



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

12. Financial Highlights

                                                                        Years Ended August 31,
                                                ---------------------------------------------------------------
Class A shares                                      2009         2008         2007         2006         2005
--------------                                  ----------    ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........      $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                ----------    ----------   ----------   ----------   ----------
Income from investment operations:
    Net investment income.................          0.005        0.017        0.027        0.022        0.010
    Net realized and unrealized gain (loss)
      on investments......................          0.000        0.000         --           --          0.000
                                                ----------    ----------   ----------   ----------   ----------
    Total from investment operations......          0.005        0.017        0.027        0.022        0.010
                                                ----------    ----------   ----------   ----------   ----------
Less distributions from:
    Dividends from net investment income..         (0.005)      (0.017)      (0.027)      (0.022)      (0.010)
    Net realized gains on investments.....         (0.000)        --           --           --          0.000
                                                ----------    ----------   ----------   ----------   ----------
    Total Distributions...................         (0.005)      (0.017)      (0.027)      (0.022)      (0.010)
                                                ----------    ----------   ----------   ----------   ----------
Net asset value, end of year..............      $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                ==========    ==========   ==========   ==========   ==========
Total Return..............................          0.51%        1.73%        2.71%        2.20%        1.02%
Ratios/Supplemental Data
Net assets, end of year (000's)...........      $  29,228     $ 46,014     $ 38,712     $ 83,599     $ 72,975
Ratios to average net assets:
   Expenses (net of fees waived) (a)......          1.03%        1.05%        1.00%        0.99%        0.99%
   Net investment income..................          0.53%        1.68%        2.67%        2.17%        1.04%
   Management and/or administration fees waived     0.07%        0.07%        0.17%        0.16%        0.16%
   Shareholder servicing fees waived......          0.12%         --          0.00%        0.01%         --
   Transfer Agency account charges waived.          0.00%         --           --           --           --
   Expenses paid indirectly...............           --          0.00%        0.00%         --          0.00%

(a)   Includes expenses paid indirectly, if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

12. Financial Highlights (continued)

                                                                        Years Ended August 31,
                                                ---------------------------------------------------------------
Class B shares                                      2009         2008         2007         2006         2005
--------------                                  ----------    ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........      $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                ----------    ----------   ----------   ----------   ----------
Income from investment operations:
    Net investment income.................          0.006        0.020        0.029        0.024        0.013
    Net realized and unrealized gain (loss)
      on investments......................          0.000        0.000         --           --          0.000
                                                ----------    ----------   ----------   ----------   ----------
    Total from investment operations......          0.006        0.020        0.029        0.024        0.013
                                                ----------    ----------   ----------   ----------   ----------
Less distributions from:
    Dividends from net investment income..         (0.006)      (0.020)      (0.029)      (0.024)      (0.013)
    Net realized gains on investments.....         (0.000)        --           --           --         (0.000)
                                                ----------    ----------   ----------   ----------   ----------
    Total Distributions...................         (0.006)      (0.020)      (0.029)      (0.024)      (0.013)
                                                ----------    ----------   ----------   ----------   ----------
Net asset value, end of year..............      $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                ==========    ==========   ==========   ==========   ==========
Total Return..............................          0.63%        2.00%        2.98%        2.48%        1.31%
Ratios/Supplemental Data
Net assets, end of year (000's)...........      $   6,610     $ 47,965     $ 36,839     $ 49,550    $  44,156
Ratios to average net assets:
  Expenses (net of fees waived) (a).......          0.90%        0.79%        0.74%        0.72%        0.70%
  Net investment income...................          0.79%        1.94%        2.94%        2.44%        1.27%
  Management and/or administration fees waived      0.07%        0.07%        0.17%        0.16%        0.16%
  Transfer Agency account charges waived..          0.01%         --           --           --           --
  Expenses paid indirectly................           --          0.00%        0.00%         --          0.00%

(a)   Includes expenses paid indirectly, if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund (the "Fund") at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Notes 1 and 11, the Board of Trustees approved the liquidation and dissolution of the Fund, subject to shareholder approval, including the approval of the majority shareholder, the parent company of the Manager.

PricewaterhouseCoopers LLP
New York, New York
October 29, 2009







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

LONG TERM CAPITAL GAIN/TAX-EXEMPT INCOME DISTRIBUTION

On December 22, 2008, the Fund paid a long-term capital gain distribution of $0.000008322 per share. The Fund paid tax-exempt distributions in the amount of $425,372 during the year ended August 31, 2009.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On June 9, 2009, the Board of Trustees approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Trustees considered the following information:

     1)  The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the economy in general and the entities whose securities are included in the Fund's portfolio, and the money market industry; and the compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Trustees also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contract.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     2)  The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-month and one-, three-, five- and ten-year periods ended March 31, 2009. The peer group categories included: (i) an asset-based peer group of the Fund and five other "other states" tax-exempt money market funds, as classified by Lipper ("performance group 1"); (ii) a competitors class peer group, representing the Fund and one other "other states" tax-exempt money market fund that is considered to be competitor of the Fund with similar distribution channels ("performance group 2"); and (iii) a peer group of the Fund and all retail and institutional "other states" tax-exempt money market funds in the Lipper universe regardless of asset size or distribution channel ("performance universe"). These peer groups are collectively referred to as the "Peer Groups." The Trustees used the Fund's performance against its Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In reviewing the Fund's performance, the Board noted the Fund's performance was satisfactory as compared to its Peer Groups. In particular, the Trustees noted that the Fund's ranking against its Peer Universe was in the 1st quintile for the one-month period; the 3rd quintile for the one-year, three-year and five-year periods; and the 4th quintile for the 10-year period. The Board also considered the Manager's explanation that its investment strategy and process was generally more conservative than many of its competitors.

In connection with its assessment of the performance of the Manager, the Trustees considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees' consideration of the level of the management fee, the Trustees considered a number of factors. The Trustees compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. (noting that the only difference in the Peer Groups for expense comparison purposes from the Peer Groups for performance comparison purposes was that the expense universe Peer Group was smaller in that it consisted of only other retail no-load "other states" tax exempt money market funds). The Trustees also considered comparative total fund expenses of the Fund and the Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Trustees also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were generally higher, but within the range, of that of the Peer Groups. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Trustees also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)

The Trustees concluded that the level of the management fee was reasonable in light of these factors.

The Trustees also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2008. The Trustees considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees' consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there was significant asset growth in the future, the Trustees determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)  Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Trustees were also assisted by the advice of independent counsel in making this determination.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                   Trustees and Officers Information
                                                          August 31, 2009(1)
-------------------- ----------- -------------- ----------------------------------- ---------------- -------------------
                     Position(s)    Term of          Principal Occupation(s)           Number of            Other
 Name, Address(2),   Held with    Office and               During Past               Portfolios in      Directorships
      and Age           Fund       Length of                 5 Years                 Fund Complex          held by
                                     Time                                             Overseen by          Director
                                   Served(3)                                           Director
---------------------- --------- -------------- ----------------------------------- ---------------- -------------------
Disinterested Trustees:
-------------------- ----------- -------------- ----------------------------------- ---------------- -------------------
 Albert R. Dowden,     Trustee    Since 2008    Corporate Director/Trustee.         Director/Trustee  Director/Trustee
 Age 67                                                                             of eight            for Natures
                                                                                    portfolios            Sunshine
                                                                                                      Products, Inc.,
                                                                                                     Annuity & Life Re
                                                                                                      (Holdings) Ltd.,
                                                                                                     Boss Group, Ltd.,
                                                                                                       Homeowners of
                                                                                                      America Holding
                                                                                                      Corporation and
                                                                                                         AIM Funds.
-------------------- ----------- -------------- ----------------------------------- ---------------- -------------------
 Carl Frischling,      Trustee    Since 2008    Partner of Kramer Levin Naftalis    Director/Trustee  Director of AIM
 Esq.,                                          & Frankel LLP (a law firm) with     of eight               Funds.
 Age 72                                         which he has been associated with   portfolios
                                                since 1994.
-------------------- ----------- -------------- ----------------------------------- ---------------- -------------------
 Edward A.             Trustee    Since 2006    Certified Public Accountant and     Director/Trustee   Trustee of the
 Kuczmarski,                                    Partner of Crowe Horwath LLP        of ten             Empire Builder
 Age 59                                         (formerly Hays & Company before     portfolios       Tax Free Bond Fund
                                                merger in 2009) since 1980.                           and Director of
                                                                                                         ISI Funds.
-------------------- ----------- -------------- ----------------------------------- ---------------- -------------------
 William Lerner,       Trustee    Since 2008    Self-employed consultant to         Director/Trustee   Director of MTM
 Esq.,                                          business entities and               of eight          Technologies, Inc.
 Age 73                                         entrepreneurs for corporate         portfolios
                                                governance and corporate
                                                secretarial services, and for
                                                legal and securities matters.
-------------------- ----------- -------------- ----------------------------------- ---------------- -------------------
 Dr. W. Giles          Trustee    Since 1994    Professor Emeritus of Business      Director/Trustee        None
 Mellon,                                        Administration in the Graduate      of nine
 Age 78                                         School of Management, Rutgers       portfolios
                                                University with which he has been
                                                associated with since 1966.
-------------------- ----------- -------------- ----------------------------------- ---------------- -------------------
 James L. Schultz,     Trustee    Since 2008    Self-employed as a consultant.      Director/Trustee    Director of
 Age 73                                                                             of eight              Computer
                                                                                    portfolios         Research, Inc.
-------------------- ----------- -------------- ----------------------------------- ---------------- -------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                          Trustees and Officers Information (continued)
                                                       August 31, 2009(1)
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------
                     Position(s)     Term of              Principal Occupation(s)             Number of        Other
 Name, Address(2),   Held with     Office and                   During Past                 Portfolios in  Directorships
      and Age           Fund        Length of                     5 Years                   Fund Complex      held by
                                  Time Served(3)                                             Overseen by      Director
                                                                                              Director
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------
Disinterested Trustees (continued):
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------
 Robert Straniere,    Trustee      Since 1994     Owner, Straniere Law Firm since 1980,     Director/TrusteDirector of
 Esq., Age 68                                     NYS Assemblyman from 1981 to 2004.        of nine        Sparx Japan
                                                  Partner, Gotham Global Group since        portfolios        Funds
                                                  June, 2005. President, NYC Hot Dog Co.,
                                                  since November, 2005. Counsel at Fisher
                                                  & Fisher from 1995 to 2006.
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------
 Dr. Yung Wong,       Trustee      Since 1994     Managing Director of Abacus Associates,   Director/TrusteDirector of
 Age 70                                           an investment firm, since 1996.           of nine         KOAH, Inc.
                                                                                            portfolios         and
                                                                                                           Director of
                                                                                                            the Senior
                                                                                                             Network.
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                          Trustees and Officers Information (continued)
                                                       August 31, 2009(1)
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------
                     Position(s)     Term of              Principal Occupation(s)             Number of        Other
 Name, Address(2),   Held with     Office and                   During Past                 Portfolios in  Directorships
      and Age           Fund        Length of                     5 Years                   Fund Complex      held by
                                  Time Served(3)                                             Overseen by      Director
                                                                                              Director
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------
Disinterested Trustees (continued):
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------
Steven W. Duff,     Trustee(4)   Since 1994    President, Chief Executive Officer and      Director/Trustee    None
Age 55                                         Director of Reich & Tang Asset              of nine
                                               Management, LLC ("RTAM, LLC"), a            portfolios
                                               registered Investment Advisor and Chief
                    President    1994 to 2007  Investment Officer of the Mutual Funds
                    and                        Division of RTAM, LLC.  Mr. Duff has been
                    Trustee                    associated with RTAM, LLC since 1994.
                                               Mr. Duff is also Director/Trustee of five
                                               other funds in the Reich & Tang Fund
                                               Complex. Prior to December 2007 Mr. Duff
                                               was President of the Fund and President
                                               of eight other funds in the Reich & Tang
                                               Fund Complex, Principal Executive Officer
                                               of Delafield Fund, Inc., and President
                                               and Chief Executive Officer of Tax Exempt
                                               Proceeds Fund, Inc. Mr. Duff also serves
                                               as a Director of Reich & Tang Services,
                                               Inc. and Director, Chief Executive
                                               Officer and President of Reich & Tang
                                               Distributors, Inc.
------------------- ----------- -------------- ------------------------------------------- --------------- -------------
Michael P. Lydon,   President    Since 2007    Executive Vice President of RTAM, LLC and   Director/Trustee    None
Age 46              and                        President and Chief Executive Officer of    of eight
                    Trustee                    the Mutual Funds division of RTAM, LLC.     portfolios
                                               Associated with RTAM, LLC since January
                                               2005.  Mr. Lydon was Vice President at
                                               Automatic Data Processing from July 2000
                                               to December 2004.  Mr. Lydon is also
                                               President and Director/Trustee of four
                                               other funds in the Reich & Tang Fund
                                               Complex, President to New York Daily Tax
                    Vice         2005 - 2007   Free Income Fund, Inc., Principal
                    President                  Executive Officer of Delafield Fund,
                                               Inc., and President and Chief Executive
                                               Officer of Tax Exempt Proceeds Fund,
                                               Inc.  Mr. Lydon also serves as President,
                                               Chief Executive Officer and Director for
                                               Reich & Tang Services, Inc. and Executive
                                               Vice President and Director of Reich &
                                               Tang Distributors Inc. Prior to 2007, Mr.
                                               Lydon was Vice President of eleven other
                                               Funds in the Reich & Tang Fund Complex.
------------------- ----------- -------------- ------------------------------------------- --------------- -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                          Trustees and Officers Information (continued)
                                                       August 31, 2009(1)
-------------------- ----------- ------------- ------------------------------------------- --------------- -------------
                     Position(s)     Term of              Principal Occupation(s)             Number of        Other
 Name, Address(2),   Held with     Office and                   During Past                 Portfolios in  Directorships
      and Age           Fund        Length of                     5 Years                   Fund Complex      held by
                                  Time Served(3)                                             Overseen by      Director
                                                                                              Director
-------------------- ----------- ------------- ------------------------------------------- --------------- -------------
Disinterested Trustees (continued):
-------------------- ----------- ------------- ------------------------------------------- --------------- -------------
Mia Bottarini,       Vice         Since 2008   Vice President of RTAM LLC. Ms. Bottarini        N/A            N/A
Age 43               President                 is also Vice President and Assistant
                     and                       Treasurer of seven other funds in the
                     Assistant                 Reich & Tang Complex. Ms. Bottarini has
                     Treasurer                 been associated with RTAM LLC and its
                                               predecessors since June 1984.
-------------------- ----------- ------------- ------------------------------------------- --------------- -------------
Christopher BrancazioChief        Since 2007   Senior Vice President, Chief Compliance          N/A            N/A
Age 43               Compliance                Officer and AML Officer of RTAM, LLC since
                     Officer and               September 2007. Mr. Brancazio is also
                     AML Officer               Chief Compliance Officer of seven other
                                               funds in the Reich & Tang Fund Complex.
                                               From February 2007 to August 2007, Mr.
                                               Brancazio was a Compliance Officer at Bank
                                               of New York Asset Management.  From March
                                               2002 to February 2007 Mr. Brancazio served
                                               as Vice President, Chief Compliance
                                               Officer, and AML Officer of Trainer
                                               Wortham & Co. Inc., and the Trainer
                                               Wortham Mutual Funds.  Mr. Brancazio also
                                               serves as Senior Vice President, Chief
                                               Compliance Officer and AML Officer of
                                               Reich & Tang Services, Inc. and Reich &
                                               Tang Distributors, Inc.
-------------------- ----------- ------------- ------------------------------------------- --------------- -------------
Richard De Sanctis,  Vice         Since 2005   Executive Vice President and Chief               N/A            N/A
Age 52               President                 Operating Officer of RTAM, LLC.
                                               Associated with RTAM, LLC since 1990. Mr.
                                               De Sanctis is also Vice President of
                                               seven other funds in the Reich & Tang
                     Treasurer    1993 to 2004 Fund Complex and serves as Executive Vice
                     and                       President, Chief Financial Officer, Chief
                     Assistant                 Operating Officer and Director of Reich &
                     Secretary                 Tang Distributors, Inc. and serves as
                                               Executive Vice President, Chief Operating
                                               Officer and Director of Reich & Tang
                                               Services, Inc. Prior to December 2004,
                                               Mr. De Sanctis was Treasurer and
                                               Assistant Secretary of eleven funds in
                                               the Reich & Tang Fund Complex and Vice
                                               President, Treasurer and Assistant
                                               Secretary of Cortland Trust, Inc.
-------------------- ----------- ------------- ------------------------------------------- --------------- -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                          Trustees and Officers Information (continued)
                                                       August 31, 2009(1)
------------------- ------------ -------------- ----------------------------------------- --------------- --------------
                     Position(s)     Term of              Principal Occupation(s)             Number of        Other
 Name, Address(2),   Held with     Office and                   During Past                 Portfolios in  Directorships
      and Age           Fund        Length of                     5 Years                   Fund Complex      held by
                                  Time Served(3)                                             Overseen by      Director
                                                                                              Director
------------------- ------------ -------------- ----------------------------------------- --------------- --------------
Disinterested Trustees (continued):
------------------- ------------ -------------- ----------------------------------------- --------------- --------------
Chris Gill,         Vice          Since 2008    Senior Vice President and Assistant            N/A             N/A
Age 44              President                   Secretary of RTAM LLC. Mr. Gill has
                                                been associated with RTAM LLC and its
                                                predecessor since February 1994. Mr.
                                                Gill is also Vice President of seven
                                                other funds in the Reich & Tang
                                                Complex. Mr. Gill is also a Senior Vice
                                                President and Director of Reich & Tang
                                                Services, Inc.
------------------- ------------ -------------- ----------------------------------------- --------------- --------------
Joseph Jerkovich,   Treasurer     Since 2008    Senior Vice President and Chief                N/A             N/A
Age 41              and                         Financial Officer of RTAM, LLC and of
                    Assistant                   Reich & Tang Services, Inc.  Associated
                    Secretary                   with RTAM, LLC since September 2004.
                                                Mr. Jerkovich is Treasurer and Assistant
                    Vice                        Secretary of seven other funds in the
                    President    2007 to 2008   Reich & Tang Fund Complex.  From 2007 to
                                                2008 Mr. Jerkovich was Vice President of
                                                eight Funds in the Reich & Tang Fund
                                                Complex.  Mr. Jerkovich was Vice
                                                President and Chief Investment Officer
                                                at Winklevoss Consulting from May 2002
                                                to June 2004.  Mr. Jerkovich is also
                                                Senior Vice President and Controller of
                                                Reich & Tang Distributors, Inc.
------------------- ------------ -------------- ----------------------------------------- --------------- --------------
Christine Manna,    Secretary     Since 2007    Vice President and Secretary of RTAM,          N/A             N/A
Age 39                                          LLC. Ms. Manna is also Secretary of
                                                seven other funds in the Reich & Tang
                                                Complex. Ms. Manna has been associated
                                                with RTAM, LLC and its predecessors
                                                since June 1995. Ms. Manna is also a
                                                Vice President and Assistant Secretary
                                                of Reich & Tang Services, Inc. and
                                                Reich & Tang Distributors, Inc.
------------------- ------------ -------------- ----------------------------------------- --------------- --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                          Trustees and Officers Information (continued)
                                                       August 31, 2009(1)
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------
                     Position(s)     Term of              Principal Occupation(s)             Number of        Other
 Name, Address(2),   Held with     Office and                   During Past                 Portfolios in  Directorships
      and Age           Fund        Length of                     5 Years                   Fund Complex      held by
                                  Time Served(3)                                             Overseen by      Director
                                                                                              Director
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------
Disinterested Trustees (continued):
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------
Robert Rickard,     Vice          Since 2007    Senior Vice President of RTAM LLC.             N/A             N/A
Age 40              President                   Associated with RTAM, LLC since
                                                December 1991. Mr. Rickard is also Vice
                                                President of seven other funds in the
                                                Reich & Tang Fund Complex.
-------------------- ----------- ---------------- ----------------------------------------- -------------- -------------

(1) The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund, Inc. (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustee s or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an           FLORIDA
effective  prospectus,   which  includes  information           DAILY
regarding   the  Fund's   objectives   and  policies,           MUNICIPAL
experience  of  its  management,   marketability   of           INCOME
shares, and other information.                                  FUND
------------------------------------------------------


Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.                                Annual Report
     600 Fifth Avenue                                         August 31, 2009
     New York, New York 10020

  Distributor
     Reich & Tang Distributor, Inc
     600 Fifth Avenue
     New York, New York 10020



FL8/09A


--------------------------------------------------------------------------------

Item 2: Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on June 5, 2008 to reflect a change in the Principal Financial Officer of the Fund. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3: Audit Committee Financial Expert

The registrant's Board of Trustees has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

Item 4: Principal Accountant Fees and Services

                                    FYE 8/31/2009          FYE 8/31/2008

4(a)     Audit Fees                 $33,500                $32,000
4(b)     Audit Related Fees         $     0                $     0
4(c)     Tax Fees                   $ 4,350                $ 4,000
4(d)     All Other Fees             $     0                $     0


4(e)(1) - The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $4,350 and $58,475, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2009. $4,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2008.

Tax fees for the fiscal year-end August 31, 2009, includes fees billed for the presentation and review of tax returns. Tax fees for the fiscal year-end August 31, 2008, includes fees billed for the preparation and review of tax returns.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Florida Daily Municipal Income Fund

By (Signature and Title)*/s/ Christine Manna
                             Christine Manna, Secretary
Date: November 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: November 5, 2009

By (Signature and Title)* /s/ Joseph Jerkovich
                              Joseph Jerkovich, Treasurer
Date: November 5, 2009

* Print the name and title of each signing officer under his or her signature.